Investment Risks - U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Dec. 31, 2025
Puerto Rico Concentration Risk [Member]
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Puerto Rico Concentration Risk. At least 20% of the Fund’s total assets are expected to be invested in securities of Puerto Rico issuers. There presently are a limited number of participants in the market for certain securities of Puerto Rico issuers. As a result, changes in the market value of a security of a single Puerto Rico issuer could cause significant fluctuations in the Fund’s net asset value and the Fund may experience greater price volatility than if it held more diversified investments. Any future developments in this respect could result in additional interruptions in cash flow on debt payments, which may result in more price volatility in such securities. There can be no assurance that any additional defaults by the Commonwealth and other Commonwealth instrumentalities will not have an additional adverse impact on the Fund’s net investment income.

Credit Risks [Member]
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Credit Risk. Credit risk is the risk that fixed income securities in the Fund’s portfolio will decline in price or fail to make dividend or interest payments when due because the issuer of the security experiences a decline in its financial condition.

Counterparty Risk [Member]
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Counterparty Risk. The Fund may engage in financial transactions directly with other counterparties. This subjects the Fund to the credit risk that a counterparty will default on an obligation to the Fund. Any such default on its obligation may cause significant losses to the Fund.

Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. The yield on fixed income securities such as those in which the Fund may invest depends on a variety of factors, including general market conditions for such securities, the financial condition of the issuer, the size of the particular offering and the maturity, credit quality and rating of the security. Generally, the longer the maturity of those securities, the higher its yield and the greater the potential for changes in its yields both up and down. The market value of fixed income securities normally will vary inversely with changes in interest rates.

Interest Rate Risks [Member]
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Interest Rate Risk. The value of fixed income securities, such as those in which Fund may invest, generally fall when interest rates rise and rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, and that as a result, the value of the Fund’s investments will fall. Prices of intermediate and long-term fixed income securities generally change more in response to interest rate changes than prices of shorter-term fixed income securities. To the extent the Fund invests primarily in intermediate and long-term fixed income securities, the net asset value of the Shares will fluctuate more in response to changes in market interest rates than if the Fund invested primarily in shorter term fixed income securities.

Extension Risk [Member]
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Extension Risk. Extension risk is the risk that during periods of rising interest rates, the average life of certain types of securities may be extended because of the right of the issuer to defer payments or make slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security.

Prepayment Risks [Member]
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Prepayment Risk. Prepayment risk is the risk that during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled in order to refinance at lower interest rates, forcing the Fund to reinvest in lower yielding securities. This tendency of issuers to refinance debt with high interest rates during periods of declining interest rates may reduce the positive effect of declining interest rates on the market value of the Fund’s securities.

Municipal Securities Risk [Member]
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Municipal Securities Risk. Municipal securities are obligations, often bonds and notes, issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, the interest on which is typically exempt from federal income tax. Under normal circumstances, up to 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in U.S. municipal securities, which may include investments in BABs and taxable municipal securities (i.e., municipal securities that are generally taxable to non‑Puerto Rico residents). From time to time, proposals to restrict or eliminate the federal income tax exemption from interest on municipal securities are introduced before Congress. Proposals also may be introduced before state legislatures. If such proposals were enacted, the availability of municipal securities and their value would be affected. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities.
The amount of public information available about the municipal securities in the Fund’s portfolio is generally less than that for corporate equities or bonds, and the Fund’s investment performance may therefore be more dependent on the Investment Adviser’s and Sub‑adviser’s analytical abilities. The secondary market for municipal securities, particularly the below investment grade municipal securities in which the Fund may invest, also tends to be less developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its municipal securities at attractive prices.

BABs Risk [Member]
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BABs Risk. The BABs market is smaller and less diverse than the broader municipal securities market. In addition, BABs may experience less liquidity than other types of municipal securities. The number of BABs available in the market is limited and there can be no assurance that BABs will be actively traded. Reduced liquidity may negatively affect the value of the BABs.
Because issuers of direct‑pay BABs held in the Fund’s portfolio receive reimbursement from the U.S. Treasury with respect to interest payment on bonds, there is a risk that those municipal issuers will not receive timely payment from the U.S. Treasury and may remain obligated to pay the full interest due on direct pay BABs held by the Fund. Furthermore, it is possible that a municipal issuer may fail to comply with the requirements to receive the direct‑pay subsidy or that a future Congress may terminate the subsidy altogether.
Certain aspects of the BABs program may be subject to additional Federal or state level guidance or subsequent legislation. For example, the U.S. Internal Revenue Service (“IRS”) or U.S. Treasury could impose restrictions or limitations on the payments received. Aspects of the BABs program for which the IRS and the U.S. Treasury have solicited public comment include, but have not been limited to, methods for making direct payments to issuers, the tax procedural framework for such payments and compliance safeguards. It is not known what additional procedures will be implemented with respect to direct‑pay BABs, if any, nor is it known what effect such possible procedures would have on the BABs market.
The Fund may invest significantly in BABs and, if it does, the Fund’s net asset value may be more volatile than the value of a more broadly diversified portfolio and may fluctuate substantially over short periods of time. Because BABs do not include certain industries or types of municipal bonds (i.e., tobacco bonds or private activity bonds), there may be less diversification than with a broader pool of municipal securities.

Derivatives Risks [Member]
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Derivatives Risk. The Fund may invest in certain derivatives, including futures contracts, options and swaps. Derivatives, because of their increased volatility and potential leveraging effect, may adversely affect the Fund. For example, investments in derivatives linked to an equities or commodities index may subject the Fund to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal. Such investments, in effect, may also be leveraged, thereby magnifying the risk of loss. If the Fund invests in derivative instruments, it could lose more than the principal amount invested. For example, investments in options and futures involve the risk of imperfect correlation between movements in the price of such options and futures and movements in the price of the underlying securities or interest rates. Municipal derivatives may also be subject to the same risks as municipal obligations generally, as well as risks of adverse tax determinations.
Under Rule 18f‑4 under the 1940 Act, among other things, the Fund must either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value‑at‑risk. Pursuant to Fund policy, the Fund invests a limited amount of its assets in derivatives.

Special Risks of Hedging Strategies [Member]
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Special Risks of Hedging Strategies. The Fund may enter into a variety of derivatives including securities options, financial future contracts, options on future contracts and other interest rate protection transactions such as swap agreements, to attempt to hedge its portfolio of assets and enhance its return. Successful use of most derivative instruments depends upon the Investment Adviser’s or Sub‑adviser’s ability to predict movements of the overall securities and interest rate markets. There can be no assurance that any particular hedging strategy will succeed, or that the Fund will employ such strategy with respect to all or any portion of its portfolio. Some of the derivative strategies that the Fund may use to enhance its return are riskier than its hedging transactions and have speculative characteristics.

Mortgage Backed Securities Risk [Member]
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Mortgage-Backed Securities Risk. Mortgage-backed securities have many of the risks of traditional debt securities but, in general, differ from investments in traditional debt securities in that, among other things, principal may be prepaid at any time due to prepayments by the obligors on the underlying obligations.

CMO Risk [Member]
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CMO Risk. CMOs exhibit similar risks to those of mortgage-backed securities but also present certain special risks. CMO classes may be specially structured in a manner that provides a variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a CMO class to provide the anticipated investment characteristics and performance may be significantly reduced. These changes may result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Asset Backed Securities Risk [Member]
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Asset-Backed Securities Risk. Asset-backed securities present risks similar to those of mortgage-backed securities. However, in the case of many asset-backed securities, the prepayment rates on the underlying assets have historically been less influenced by market interest rate fluctuations and therefore have been more stable. The frequent absence of a government guarantee creates greater exposure to the credit risk on the underlying obligations and depending on the structure, the credit risk of the sponsor of such obligations.
Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Repurchase Agreements Risk [Member]
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Repurchase Agreements Risk. The Fund may also engage in repurchase agreements, which are transactions in which the Fund purchases a security from a counterparty and agrees to sell it back at a specified time and price in a specified currency. If a repurchase agreement counterparty defaults, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the securities underlying the repurchase agreement.

Leverage Risk [Member]
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Leverage Risk. The Fund borrows money from banks to buy securities and pledges its assets in connection with the borrowing. If the interest expense of the borrowing is greater than the return on the securities bought, the use of leverage will decrease the return to shareholders in the Fund. Use of leverage also tends to magnify the volatility of the Fund’s returns. The greater the use of leverage by the Fund, the greater the risk of the volatility of the Fund’s returns. In addition, because the fees received by the Investment Adviser and Sub‑adviser are based on the average daily gross assets (including any assets attributable to borrowings), the Investment Adviser and the Sub‑adviser have a financial incentive for the Fund to use certain forms of leverage, which may create a conflict of interest between the Investment Adviser and the Sub‑adviser on the one hand, and shareholders on the other hand.
In addition, some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives and repurchase agreements, and may expose the Fund to greater risk and increased costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the 1940 Act and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

Illiquid Investments Risk [Member]
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Illiquid Investments Risk. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. There presently are a limited number of participants in the market for certain Puerto Rico securities or other securities or assets that the Fund may own. That and other factors may cause certain securities to have periods of illiquidity.

Investment and Market Risk [Member]
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Investment and Market Risk. The Fund’s investments may be adversely affected by the performance of U.S. and Puerto Rico investment securities markets, which, in turn, may be influenced by a number of factors, including (i) the level of interest rates, (ii) the rate of inflation, (iii) political decisions, (iv) fiscal policy, and (v) current events in general. Because the Fund invests in investment securities, the Fund’s net asset value may fluctuate due to market conditions, and as a result you may experience a decline in the value of your investment in the Fund and you may lose money.
In addition, turbulence in financial markets and reduced liquidity in equity and/or fixed-income markets may negatively affect the Fund. Global economies and financial markets are interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain and could affect companies worldwide.

Risk Lose Money [Member]
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Risk [Text Block]	You may lose money by investing in the Fund.